SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE
Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Furniture and fittings	1-5 years
Computer equipment	3-5 years

SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company has disaggregated its revenue from contracts with customers into categories based on the product categories, as follows:

	Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD

Retail sales, by products :
Sale of Leather and Fabric Upholstered Furniture	2,867,202	2,385,951	1,756,313
Sale of Case Goods and Accessories	465,856	321,978	237,010

Revenues, net	3,333,058	2,707,929	1,993,323